Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Total Revenue $ in Millions	6 Months Ended
	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 MYR (RM)
Customer A [Member]
Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Total Revenue [Line Items]
Amount of the Group's revenue | $		$ 4,222,948
Customer B [Member]
Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Total Revenue [Line Items]
Amount of the Group's revenue | $
Customer C [Member]
Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Total Revenue [Line Items]
Amount of the Group's revenue | $		$ 1,770,355
Customer Concentration [member] | Customer A [Member] | Revenue [member]
Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Total Revenue [Line Items]
Amount of the Group's revenue | RM	RM 19,712,300		RM 19,134,493
Customer Concentration [member] | Customer B [Member] | Revenue [member]
Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Total Revenue [Line Items]
Amount of the Group's revenue | RM			9,462,273
Customer Concentration [member] | Customer C [Member] | Revenue [member]
Financial Instruments, Financial Risks and Capital Risks Management (Details) - Schedule of Total Revenue [Line Items]
Amount of the Group's revenue | RM	RM 8,263,840			[1]

[1]	Revenue from relevant customer was less than 10% of the Group’s total revenue for the respective year.